CASH AND CASH EQUIVALENTS (Details) - ZAR (R) R in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH AND CASH EQUIVALENTS.
Cash at the bank and on hand	R 20,239.8	R 5,619.0	R 2,549.1
Total cash and cash equivalents	R 20,239.8	R 5,619.0	R 2,549.1	R 2,062.4